Goodwill And Other Intangibles (Schedule Of Changes In Gross Carrying Amount Of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Definite-lived intangibles:
Beginning balance	$ 1,513,428
Approval milestone	5,000
Acquisition	1,471,672
Intangible assets sold	(4,448)
Voltaren® Gel license extension	37,500
Opana® ER license write-off	(23,500)
Other in-process research and development asset impairment	(5,900)
Effect of currency translation	(53,956)
Ending balance	3,113,496
In process research & development
Definite-lived intangibles:
Other in-process research and development asset impairment	(5,900)
Developed technology
Definite-lived intangibles:
Acquisition	1,470,172
Opana® ER license write-off	(23,500)
Paladin Labs Inc.
Definite-lived intangibles:
Acquisition	674,248
Paladin Labs Inc. | In process research & development
Definite-lived intangibles:
Acquisition	65,500
Paladin Labs Inc. | Developed technology
Definite-lived intangibles:
Acquisition	608,700
Boca Pharmacal, LLC
Definite-lived intangibles:
Acquisition	140,900
Sumavel DosePro
Definite-lived intangibles:
Acquisition	90,024
Grupo Farmacéutico Somar
Definite-lived intangibles:
Acquisition	169,300
DAVA Pharmaceuticals, Inc
Definite-lived intangibles:
Acquisition	514,900
Natesto
Definite-lived intangibles:
Acquisition	$ 56,000